Average Annual Total Returns	Macquarie Tax-Free USA Fund Bloomberg Municipal Bond Index 1 year	Macquarie Tax-Free USA Fund Bloomberg Municipal Bond Index 5 years	Macquarie Tax-Free USA Fund Bloomberg Municipal Bond Index 10 years	Macquarie Tax-Free USA Fund Class A 1 year	Macquarie Tax-Free USA Fund Class A 5 years	Macquarie Tax-Free USA Fund Class A 10 years	Macquarie Tax-Free USA Fund Class A After Taxes on Distributions 1 year	Macquarie Tax-Free USA Fund Class A After Taxes on Distributions 5 years	Macquarie Tax-Free USA Fund Class A After Taxes on Distributions 10 years	Macquarie Tax-Free USA Fund Class A After Taxes on Distributions and Sales 1 year	Macquarie Tax-Free USA Fund Class A After Taxes on Distributions and Sales 5 years	Macquarie Tax-Free USA Fund Class A After Taxes on Distributions and Sales 10 years	Macquarie Tax-Free USA Fund Class C 1 year	Macquarie Tax-Free USA Fund Class C 5 years	Macquarie Tax-Free USA Fund Class C 10 years	Macquarie Tax-Free USA Fund Institutional Class 1 year	Macquarie Tax-Free USA Fund Institutional Class 5 years	Macquarie Tax-Free USA Fund Institutional Class 10 years	Macquarie Tax-Free USA Intermediate Fund Bloomberg Municipal Bond Index 1 year	Macquarie Tax-Free USA Intermediate Fund Bloomberg Municipal Bond Index 5 years	Macquarie Tax-Free USA Intermediate Fund Bloomberg Municipal Bond Index 10 years	Macquarie Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 1 year	Macquarie Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 5 years	Macquarie Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 10 years	Macquarie Tax-Free USA Intermediate Fund Class A 1 year	Macquarie Tax-Free USA Intermediate Fund Class A 5 years	Macquarie Tax-Free USA Intermediate Fund Class A 10 years	Macquarie Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 1 year	Macquarie Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 5 years	Macquarie Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 10 years	Macquarie Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 1 year	Macquarie Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 5 years	Macquarie Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 10 years	Macquarie Tax-Free USA Intermediate Fund Class C 1 year	Macquarie Tax-Free USA Intermediate Fund Class C 5 years	Macquarie Tax-Free USA Intermediate Fund Class C 10 years	Macquarie Tax-Free USA Intermediate Fund Institutional Class 1 year	Macquarie Tax-Free USA Intermediate Fund Institutional Class 5 years	Macquarie Tax-Free USA Intermediate Fund Institutional Class 10 years
Total	6.40%	2.25%	3.03%	6.16%	1.84%	2.94%	6.16%	1.71%	2.85%	5.29%	2.17%	3.07%	9.32%	2.01%	2.64%	11.36%	3.04%	3.67%	6.40%	2.25%	3.03%	5.44%	2.25%	2.74%	4.70%	1.47%	2.14%	4.70%	1.47%	2.14%	4.21%	1.83%	2.34%	5.84%	1.21%	1.57%	7.97%	2.24%	2.60%